BUSINESS ACQUISITIONS - Fair Value of Net Identifiable Assets Acquired (Details) - USD ($) $ in Thousands	Dec. 17, 2018	Aug. 03, 2018	May 11, 2018
Airtrax Acquisition
Current assets
Trade receivables			$ 1,296
Inventories			1,565
Parts and supplies			54
Other current assets			477
Property, plant and equipment			6,454
Intangible assets			1,223
Identifiable assets acquired			11,069
Current liabilities
Accounts payable and accrued liabilities			763
Borrowings, current			728
Borrowings and lease liabilities, non-current			346
Pension and other post-retirement benefits			8
Deferred tax liability			1,866
Identifiable liabilities recognised			3,711
Fair value of net identifiable assets acquired			7,358
Gross contractual amounts receivable for acquired receivables			$ 1,300
Polyair Acquisition
Current assets
Cash		$ 140
Trade receivables		10,462
Inventories		11,402
Other current assets		855
Property, plant and equipment		21,946
Intangible assets		77,600
Other assets		522
Identifiable assets acquired		122,927
Current liabilities
Accounts payable and accrued liabilities		19,331
Provisions, current		30
Borrowings, current		46
Borrowings and lease liabilities, non-current		154
Deferred tax liability		17,625
Provisions, non-current		1,544
Other liabilities		1,653
Identifiable liabilities recognised		40,383
Fair value of net identifiable assets acquired		82,544
Gross contractual amounts receivable for acquired receivables		$ 10,500
Maiweave Acquisition
Current assets
Cash	$ 1
Trade receivables	3,210
Inventories	5,977
Property, plant and equipment	9,982
Intangible assets	4,050
Identifiable assets acquired	23,220
Current liabilities
Accounts payable and accrued liabilities	2,482
Provisions, current	50
Identifiable liabilities recognised	2,532
Fair value of net identifiable assets acquired	20,688
Gross contractual amounts receivable for acquired receivables	$ 3,300